Share based compensation - Number of shares warrants give right to for Plan 2018 (Detail) - Share based payment arrangements 2018 plan [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share based payment arrangement [Line items]
Outstanding at January 1	159,500	193,000
Granted		16,500
Forfeited/Cancelled		(50,000)
Exercised	(109,500)
Outstanding at December 31	50,000	159,500
Exercisable at December 31	50,000	159,500